Derivative Financial Instruments - Location and Fair Value Amounts of Derivative Instruments (Detail) (Liability derivatives [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Derivatives not designated as hedging instruments:
Total Derivative Liability, Fair value	¥ 0
Not designated as hedging instruments [Member] | Forward exchange contracts [Member] | Other current liabilities [Member]
Derivatives not designated as hedging instruments:
Total Derivative Liability, Fair value	¥ 0